Earnings (Loss) Per Share (Details) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Earnings (Loss) Per Share [Abstract]
Net income (loss) available to ordinary shareholders	$ (2,009)	(12,527)	$ (2,364)	(14,856)	$ (1,875)	(11,916)	$ (2,403)	(15,128)	$ (8,736)	(54,427)	21,081	40,783
Weighted average number of ordinary shares outstanding									13,062,500	13,062,500	13,062,500	13,062,500
Dilutive effect of share options
Diluted weighted average number of ordinary shares outstanding									13,062,500	13,062,500	13,062,500	13,062,500
Basic and diluted earnings per share	$ (0.15)	(0.96)	$ (0.18)	(1.14)	$ (0.14)	(0.91)	$ (0.18)	(1.16)	$ (0.67)	(4.17)	1.61	3.12